Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment	Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:
Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	Shorter of lease term or 2 - 5years

Schedule of disaggregates product sales by business segment by geography	The following table disaggregates product sales by business segment and by geography, which provides information as to the major source of revenue. See Note 16 for additional description of our reportable business segments.
	Year ended March 31, 2021
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,349	$6,512	$7,861
PRC	17,081	7,824	24,905
United Kingdom	15	3,244	3,259
Hong Kong	1,248	6,890	8,138
Europe	169	9,395	9,564
Canada	-	4,680	4,680
Others	3	6,476	6,479
Total net sales	$19,865	$45,021	$64,886
	Year ended March 31, 2022
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,014	$9,446	$10,460
PRC	20,430	14,018	34,448
United Kingdom	26	6,710	6,736
Hong Kong	1,666	9,927	11,593
Europe	209	13,212	13,421
Canada	-	5,503	5,503
Others	-	3,819	3,819
Total net sales	$23,345	$62,635	$85,980
	Year ended March 31, 2023
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,006	$11,163	$12,169
PRC	13,010	14,730	27,740
United Kingdom	2	9,106	9,108
Hong Kong	1,468	5,002	6,470
Europe	131	13,159	13,290
Canada	-	4,699	4,699
Others	-	3,861	3,861
Total net sales	$15,617	$61,720	$77,337

Schedule of accounts receivable, net	Accounts receivable, net, as of March 31, 2022 and 2023 consisted of the following:
	March 31,
	2022	2023
Accounts receivable	$18,463	$15,743
Less: Allowance for credit losses	(268)	(39)
Accounts receivable, net	$18,195	$15,704

Schedule of allowance for credit losses	The movement of allowance for credit losses for the years ended March 31, 2021, 2022 and 2023 was as follows:
	Year ended March 31,
Allowance for credit losses	2021	2022	2023
Balance at beginning of the year	$954	$1,351	$268
Provision for (reversal of) credit losses, net	397	(148)	(229)
Written off	-	(935)	-
	$1,351	$268	$39

Schedule of basic net income per share and diluted net income per share	Basic net income per share and diluted net income per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):
	Year ended March 31,
	2021	2022	2023
Net income attributable to Deswell Industries, Inc.	$8,231	$8,232	$2,059

Basic weighted average common shares outstanding	15,915	15,929	15,935

Basic net income per share	$0.52	$0.52	$0.13

	Year ended March 31,
	2021	2022	2023
Basic weighted average common shares outstanding	15,915	15,929	15,935
Effect of dilutive securities - Options	132	206	137
Diluted weighted average common and potential common shares outstanding	16,047	16,135	16,072

Diluted net income per share	$0.51	$0.51	$0.13